Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE LISTED FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2023
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
QRAFT AI-Enhanced U.S. Large Cap ETF (First Prospectus) | | QRAFT AI-Enhanced U.S. Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QRFT
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (First Prospectus) | | QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMOM
QRAFT AI-Enhanced U.S. Next Value ETF (First Prospectus) | | QRAFT AI-Enhanced U.S. Next Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVQ
Cabana Target Drawdown 5 ETF (Second Prospectus) | | Cabana Target Drawdown 5 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSA
Cabana Target Drawdown 7 ETF (Second Prospectus) | | Cabana Target Drawdown 7 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSB
Cabana Target Drawdown 10 ETF (Second Prospectus) | | Cabana Target Drawdown 10 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSC
Cabana Target Drawdown 13 ETF (Second Prospectus) | | Cabana Target Drawdown 13 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSD
Cabana Target Drawdown 16 ETF (Second Prospectus) | | Cabana Target Drawdown 16 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSE
Cabana Target Leading Sector Conservative ETF (Second Prospectus) | | Cabana Target Leading Sector Conservative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLSC
Cabana Target Leading Sector Moderate ETF (Second Prospectus) | | Cabana Target Leading Sector Moderate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLSM
Cabana Target Leading Sector Aggressive ETF (Second Prospectus) | | Cabana Target Leading Sector Aggressive ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLSA